Subordinated Liabilities - Dated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 31,100	£ 32,352
Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	31,100	32,352
Barclays Bank PLC [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 146	358
Fixed interest rate [member] | Barclays Bank PLC [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2025
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities		832
Maturity Date	2020
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,427	1,375
Maturity Date	2021
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 221	239
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 90	85
Maturity Date	2021
10% Fixed Rate Subordinated Notes , Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,108	2,157
Maturity Date	2021
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,101	1,123
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	43
Maturity Date	2022
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 982	957
Maturity Date	2022
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,189	2,453
Maturity Date	2022
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	42
Maturity Date	2023
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 351	350
Maturity Date	2026
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 108	105
Maturity Date	2027
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 64	62
Maturity Date	2032
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 61	58
Maturity Date	2040
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,388	1,309
Initial call date	2023
Maturity Date	2028
3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 119	116
Initial call date	2025
Maturity Date	2030
5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,069	1,036
Maturity Date	2026
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 973	944
Initial call date	2027
Maturity Date	2028
5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,300m), Due 2030 | Fixed-to-Floating Interest Rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,049	994
Initial call date	2029
Maturity Date	2030
5.25% Fixed Rate Subordinated Notes (USD 827m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 660	651
Maturity Date	2045
4.95% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 960	849
Maturity Date	2047
Floating Rate Subordinated Notes (USD 456m) | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 337	350
Maturity Date	2047
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 16,607
Various subordinated loans | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	9,563	7,548
Various subordinated loans | Fixed interest rate [member] | Callable [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	5,838	5,225
Various subordinated loans | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	489	1,094
Various subordinated loans | Floating interest rate [member] | Callable [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	500	£ 1,997
Zero coupon loans | Callable [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 221
Maturity Date	2050